Employee Benefit Plans (Narrative) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) item	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets	$ 1,720,000,000			$ 1,775,000,000	$ 1,691,000,000
Number of defined pension plans in which the Company participates | item	2
Percentage of plan attributed to regulated business	100.00%
Earning period				3 years
Number of OPEB plans | item				2
Rolling period				4 years
Percentage of gains and losses				25.00%
Second pool representation of total investments, percentage				27.00%
Cash contributions				$ 76,000,000	123,000,000	$ 180,000,000
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions				$ 20,000,000	19,000,000	17,000,000
Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of corporate bonds | item				927
Discount rate	3.12%
Expected return on plan assets	4.94%
Pension And OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets				$ 964,000,000,000	1,018,000,000,000
Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.26%
Expected return on plan assets	4.89%
Defined Benefit Pension Plans [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost			$ 0
Amortization of net loss			43,000,000
Defined Benefit Pension Plans [Member] | Scenario, Forecast [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net loss			5,000,000
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain				(367,000,000)	232,000,000
Net gain (loss)					(67,000,000)	11,000,000
Unfunded liability				(906,000,000)	(913,000,000)
Amortization of net loss	$ (12,000,000)	$ (7,000,000)		(29,000,000)	$ (49,000,000)	$ (45,000,000)
Expected funding, 2019				177,000,000
Expected funding, 2019 to 2023				$ 571,000,000
Discount rate				4.18%	3.54%	4.05%
Expected return on plan assets				5.42%	5.11%	5.17%
Cash contributions	13,000,000			$ 41,000,000	$ 82,000,000	$ 149,000,000
Additional cash contributions	164,000,000
Additional cash contributions, next five years	571,000,000
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain				5,000,000	196,000,000
Net gain (loss)				22,000,000	177,000,000	(139,000,000)
Unfunded liability				$ (858,000,000)	(874,000,000)
Number of corporate bonds | item				361
Amortization of prior service cost	(5,000,000)	(5,000,000)		$ (20,000,000)	(30,000,000)	(20,000,000)
Amortization of net loss	$ (3,000,000)	$ (4,000,000)		(19,000,000)	$ (57,000,000)	$ (32,000,000)
Expected funding, 2019				35,000,000
Expected funding, 2019 to 2023				$ 176,000,000
Discount rate	3.29%			4.41%	3.73%	4.35%
Expected return on plan assets	5.90%			6.19%	6.20%	6.10%
Cash contributions	$ 10,000,000			$ 35,000,000	$ 41,000,000	$ 31,000,000
Additional cash contributions	25,000,000
Additional cash contributions, next five years	$ 176,000,000
OPEB Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in projected benefit obligation			9,000,000
Amortization of prior service cost			20,000,000
Amortization of net loss			10,000,000
OPEB Plan [Member] | Scenario, Forecast [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost			0
Amortization of net loss			$ 0
Oncor Cash Balance Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer				100.00%
Percentage of employee's contribution matched 100% by employer				6.00%
Oncor Traditional Retirement Plan Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer				75.00%
Percentage of employee's contribution matched 100% by employer				6.00%